Capital Management - Additional Information (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Capital Management [Abstract]
Cash	$ 3,676,704	$ 5,784,810
Cash equivalents	$ 6,142,647	$ 18,502,297